THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF DECEMBER 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 99.7%

	Shares	Value
Communication Services — 7.6%
Electronic Arts	2,070	$252,913
Live Nation Entertainment *	1,461	101,890
Omnicom Group	6,213	506,794
Walt Disney *	6,768	588,004
Warner Bros Discovery *	9,703	91,984

		1,541,585

Consumer Discretionary — 5.0%
CarMax *	1,594	97,059
Hasbro	1,739	106,096
Ross Stores	2,674	310,371
Starbucks	5,032	499,175

		1,012,701

Consumer Staples — 10.4%
Colgate-Palmolive	8,016	631,581
Costco Wholesale	1,735	792,027
Kimberly-Clark	4,962	673,592

		2,097,200

Financials — 15.6%
Everest Re Group	1,564	518,106
M&T Bank	6,954	1,008,747
Moody’s	2,161	602,098
Progressive	5,173	670,990
Willis Towers Watson	1,487	363,691

		3,163,632

Health Care — 10.8%
Agilent Technologies	2,004	299,899
Danaher	2,881	764,675
Incyte *	3,724	299,112
IQVIA Holdings *	1,489	305,081
Stryker	2,106	514,896

		2,183,663

Industrials — 7.5%
Allegion	2,354	247,782
Carrier Global	14,410	594,412
Expeditors International of Washington	2,904	301,784
Xylem	3,282	362,891

		1,506,869

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF DECEMBER 31, 2022 (UNAUDITED)

COMMON STOCK** — continued

	Shares	Value
Information Technology — 32.4%
Adobe *	1,099	$369,846
Advanced Micro Devices *	2,963	191,913
Amphenol, Cl A	9,843	749,446
Apple	7,319	950,958
CDW	1,396	249,298
FleetCor Technologies *	2,265	416,035
Gartner *	603	202,692
Gen Digital	6,871	147,246
International Business Machines	7,065	995,388
KLA	1,055	397,767
Lam Research	918	385,835
NetApp	4,900	294,294
NVIDIA	2,736	399,839
Paychex	2,607	301,265
Salesforce *	2,407	319,144
Western Digital *	5,927	186,997

		6,557,963

Materials — 4.9%
Avery Dennison	3,495	632,595
International Flavors & Fragrances	3,393	355,722

		988,317

Real Estate — 5.5%
American Tower, Cl A ‡	2,459	520,964
Prologis ‡	5,327	600,512

		1,121,476

Total Common Stock (Cost $21,903,883)		20,173,406

Total Investments - 99.7% (Cost $21,903,883)		$20,173,406

Percentages are based on Net Assets of $20,232,841.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF DECEMBER 31, 2022 (UNAUDITED)

Cl — Class

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RAM-QH-001-0500